13F-HR
<SEQUENCE>1
<FILENAME>armb12312009.txt
13F-HR - armb12312009.txt

              UNITED STATES
   SECURITIES AND EXCHANGE COMMISSION
         Washington, D.C. 20549

                FORM 13F

           FORM 13F Cover Page


Report for the Calendar Year or Quarter Ended December 31, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
               |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:      Alaska Retirement Management Board

Address:   333 Willoughby Avenue
	   Treasury Division, 11th Floor
	   Juneau, Alaska  99801

13F File Number: 028-11974

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      Steve Sikes
Title:     Investment Officer
Phone:     (907) 465-4399


Signature, Place and Date of Signing:

/s/  Steve Sikes                  Juneau, Alaska              January 25, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

 NONE

          Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:  69

Form 13F Information Table Value Total:  49,447
(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                                                FORM 13F INFORMATION TABLE
                                                Alaska Retirement Management Board
                                                December 31, 2009

COLUMN 1                         COLUMN 2        COLUMN 3     COLUMN 4COLUMN 5        COLUMN 6COLUMN 7COLUMN 8

                                 TITLE                        VALUE   SHARES/SH/  PUT/INVSTMT OTHER   VOTING AUTHORITY
NAME OF ISSUER                   OF CLASS        CUSIP        (x$1000)PRN AMTPRN  CALLDSCRETN MGRS    SOLE  SHARED NONE
--------------
ALEXANDERS INC                   COM              '014752109       316   1040 SH      SOLE              1040
ALEXANDRIA REAL ESTATE EQUIT     COM              '015271109       559   8700 SH      SOLE              8700
AMB PPTY CORP                    COM              '00163T109       755  29580 SH      SOLE             29580
AMERICAN CAMPUS CMNTYS INC       COM              '024835100       299  10670 SH      SOLE             10670
APARTMENT INVT + MGMT CO         CLASS A          '03748R101       516  32446 SH      SOLE             32446
AVALONBAY CMNTYS INC             COM              '053484101      1586  19322 SH      SOLE             19322
BIOMED RLTY TR INC               COM              '09063H107       310  19700 SH      SOLE             19700
BOSTON PPTYS INC                 COM              '101121101      1869  27870 SH      SOLE             27870
BRANDYWINE RLTY TR               SH BEN INT NEW   '105368203       447  39260 SH      SOLE             39260
BRE PPTYS INC                    CLASS A          '05564E106       490  14830 SH      SOLE             14830
CAMDEN PPTY TR                   SH BEN INT       '133131102       563  13290 SH      SOLE             13290
CBL + ASSOC PPTYS INC            COM              '124830100       271  28110 SH      SOLE             28110
COLONIAL PPTYS TR                COM SH BEN INT   '195872106       157  13410 SH      SOLE             13410
CORPORATE OFFICE PPTYS TR        SH BEN INT       '22002T108       410  11220 SH      SOLE             11220
COUSINS PPTYS INC                COM              '222795106       152  20050 SH      SOLE             20050
DCT INDUSTRIAL TRUST INC         COM              '233153105       189  37790 SH      SOLE             37790
DEVELOPERS DIVERSIFIED RLTY      COM              '251591103       302  32700 SH      SOLE             32700
DIAMONDROCK HOSPITALITY CO       COM              '252784301       198  23480 SH      SOLE             23480
DIGITAL RLTY TR INC              COM              '253868103       773  15380 SH      SOLE             15380
DOUGLAS EMMETT INC               COM              '25960P109       352  24740 SH      SOLE             24740
DUKE RLTY CORP                   COM NEW          '264411505       756  62140 SH      SOLE             62140
EASTGROUP PPTYS INC              COM              '277276101       206   5400 SH      SOLE              5400
ENTERTAINMENT PPTYS TR           COM SH BEN INT   '29380T105       299   8500 SH      SOLE              8500
EQUITY LIFESTYLE PPTYS INC       COM              '29472R108       456   9040 SH      SOLE              9040
EQUITY ONE INC                   COM              '294752100       281  17420 SH      SOLE             17420
EQUITY RESIDENTIAL               SH BEN INT       '29476L107      2189  64820 SH      SOLE             64820
ESSEX PROPERTY TRUST             COM              '297178105       469   5610 SH      SOLE              5610
EXTRA SPACE STORAGE INC          COM              '30225T102       304  26360 SH      SOLE             26360
FEDERAL RLTY INVT TR             SH BEN INT NEW   '313747206       834  12320 SH      SOLE             12320
FRANKLIN STR PPTYS CORP          COM              '35471R106       224  15390 SH      SOLE             15390
HCP INC                          COM              '40414L109      1811  59300 SH      SOLE             59300
HEALTH CARE REIT INC             COM              '42217K106      1375  31030 SH      SOLE             31030
HEALTHCARE RLTY TR               COM              '421946104       274  12790 SH      SOLE             12790
HIGHWOODS PPTYS INC              COM              '431284108       460  13810 SH      SOLE             13810
HOME PROPERTIES INC              COM              '437306103       334   7020 SH      SOLE              7020
HOSPITALITY PPTYS TR             COM SH BEN INT   '44106M102       586  24750 SH      SOLE             24750
HOST HOTELS + RESORTS INC        COM              '44107P104      1478 126718 SH      SOLE            126718
HRPT PPTYS TR                    COM SH BEN INT   '40426W101       295  45620 SH      SOLE             45620
KILROY RLTY CORP                 COM              '49427F108       270   8820 SH      SOLE              8820
KIMCO RLTY CORP                  COM              '49446R109      1024  75690 SH      SOLE             75690
LASALLE HOTEL PPTYS              COM SH BEN INT   '517942108       275  12960 SH      SOLE             12960
LIBERTY PROPERTY                 SH BEN INT       '531172104       724  22630 SH      SOLE             22630
MACERICH CO                      COM              '554382101       960  26711 SH      SOLE             26711
MACK CA RLTY CORP                COM              '554489104       538  15570 SH      SOLE             15570
MID AMER APT CMNTYS INC          COM              '59522J103       275   5700 SH      SOLE              5700
NATIONAL RETAIL PPTYS INC        COM              '637417106       343  16170 SH      SOLE             16170
NATIONWIDE HEALTH PPTYS INC      COM              '638620104      1019  28990 SH      SOLE             28990
OMEGA HEALTHCARE INVESTORS       COM              '681936100       326  16790 SH      SOLE             16790
PLUM CREEK TIMBER CO INC         COM              '729251108      1259  33350 SH      SOLE             33350
POST PPTYS INC                   COM              '737464107       301  15360 SH      SOLE             15360
POTLATCH CORP NEW                COM              '737630103       271   8520 SH      SOLE              8520
PROLOGIS                         SH BEN INT       '743410102      1225  89550 SH      SOLE             89550
PS BUSINESS PKS INC CA           COM              '69360J107       222   4440 SH      SOLE              4440
PUBLIC STORAGE                   COM              '74460D109      2804  34430 SH      SOLE             34430
RAYONIER INC                     COM              '754907103       691  16410 SH      SOLE             16410
REALTY INCOME CORP               COM              '756109104       564  21770 SH      SOLE             21770
REGENCY CTRS CORP                COM              '758849103       570  16280 SH      SOLE             16280
SENIOR HSG PPTSY TR              SH BEN INT       '81721M109       549  25140 SH      SOLE             25140
SIMON PPTY GROUP INC NEW         COM              '828806109      4623  57941 SH      SOLE             57941
SL GREEN RLTY CORP               COM              '78440X101       782  15570 SH      SOLE             15570
SOVRAN SELF STORAGE INC          COM              '84610H108       198   5560 SH      SOLE              5560
TANGER FACTORY OUTLET CTRS INC   COM              '875465106       316   8120 SH      SOLE              8120
TAUBMAN CENTERS INC              COM              '876664103       388  10820 SH      SOLE             10820
U STORE IT TR                    COM              '91274F104       243  33210 SH      SOLE             33210
UDR INC                          COM              '902653104       486  29615 SH      SOLE             29615
VENTAS INC                       COM              '92276F100      1721  39350 SH      SOLE             39350
VORNADO RLTY TR                  SH BEN INT       '929042109      2547  36417 SH      SOLE             36417
WASHINGTON REAL ESTATE INVT TR   SH BEN INT       '939653101       313  11390 SH      SOLE             11390
WEINGARTEN RLTY INVS             SH BEN INT       '948741103       475  24020 SH      SOLE             24020

